JRI
Nuveen Real Asset Income and Growth Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 139.4%
	COMMON STOCKS – 59.2%
	Air Freight & Logistics – 0.6%
68,776	Oesterreichische Post AG	$2,314,265
	Diversified Financial Services – 0.1%
318,061	Sdcl Energy Efficiency Income Trust PLC	445,184
	Diversified Telecommunication Services – 2.2%
1,212,288	HKBN Ltd	2,313,491
720,815	HKT Trust & HKT Ltd	956,743
7,303,304	NetLink NBN Trust	5,228,396
	Total Diversified Telecommunication Services	8,498,630
	Electric Utilities – 11.7%
1,938,145	AusNet Services	2,616,366
38,617	CEZ AS	730,195
193,329	Cia de Transmissao de Energia Eletrica Paulista	750,127
250,653	CK Infrastructure Holdings Ltd	1,176,265
77,911	Contact Energy Ltd	344,767
82,162	Duke Energy Corp, (2)	7,276,267
123,744	Endesa SA	3,309,904
127,016	Enel Chile SA, ADR	436,935
193,523	Enel SpA	1,678,987
699,258	Power Assets Holdings Ltd	3,685,619
146,056	PPL Corp, (2)	3,974,184
279,192	Red Electrica Corp SA	5,236,341
91,270	Southern Co, (2)	4,948,659
2,166,125	Spark Infrastructure Group	3,182,169
352,133	SSE PLC	5,480,655
199,404	Transmissora Alianca de Energia Eletrica SA	992,777
	Total Electric Utilities	45,820,217
	Equity Real Estate Investment Trust – 27.4%
393,639	Abacus Property Group	824,764
3,152	Altarea SCA	428,659
316,329	APN Industria REIT	607,804
1,255,780	Ascendas Real Estate Investment Trust	3,004,995
133,961	Automotive Properties Real Estate Investment Trust	1,003,035
92,584	Broadstone Net Lease Inc	1,553,560
0

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
107,594	CareTrust REIT Inc	$1,914,635
1,627,430	Centuria Industrial REIT	3,645,449
229,017	Centuria Office REIT	335,459
231,134	Charter Hall Long Wale REIT	835,742
459,808	Charter Hall Social Infrastructure REIT	937,930
36,334	Choice Properties Real Estate Investment Trust	348,728
40,800	City Office REIT Inc	306,816
14,521	Covivio	1,019,648
4,097	Crombie Real Estate Investment Trust	40,522
627,077	Cromwell European Real Estate Investment Trust	358,140
72,829	CT Real Estate Investment Trust	764,088
7,795	CubeSmart	251,856
68,566	Dexus	439,159
382,899	Dream Industrial Real Estate Investment Trust	3,252,291
20,526	Dream Office Real Estate Investment Trust	279,784
37,075	Elite Commercial REIT	30,378
76,769	Equity Commonwealth	2,044,358
109,598	ESR-REIT	31,152
2,214,750	Fortune Real Estate Investment Trust	1,864,550
1,353,676	Frasers Centrepoint Trust	2,393,153
2,238,302	Frasers Logistics & Commercial Trust	2,291,819
1,451,411	GDI Property Group	1,097,622
6,887	Gecina SA	907,883
59,863	Globalworth Real Estate Investments Ltd	373,742
217,016	GPT Group	610,508
303,851	Growthpoint Properties Australia Ltd	733,340
102,842	Healthcare Trust of America Inc	2,673,892
106,412	Healthpeak Properties Inc	2,889,086
35,936	Highwoods Properties Inc, (2)	1,206,372
656	Hulic Reit Inc	869,413
37,318	ICADE	2,090,943
56,742	Inovalis Real Estate Investment Trust	320,027
24,691	Intervest Offices & Warehouses NV	653,510
5,872	Invesco Office J-Reit Inc	813,456
120	Japan Excellent Inc	140,039
28	Kenedix Office Investment Corp	167,962
419	Kenedix Retail REIT Corp	845,633
4,092	LTC Properties Inc	142,647
947,134	LXI REIT plc	1,316,272
341,665	Medical Properties Trust Inc	6,023,554
198,490	MGM Growth Properties LLC	5,553,750

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
1,472	Monmouth Real Estate Investment Corp	$20,387
443,763	Nexus Real Estate Investment Trust	519,898
1,211	Nomura Real Estate Master Fund Inc	1,517,105
259,552	NorthWest Healthcare Properties Real Estate Investment Trust	2,214,345
51,238	NSI NV	1,802,093
120,785	Omega Healthcare Investors Inc, (2)	3,616,303
305,704	Physicians Realty Trust	5,475,159
53,327	Piedmont Office Realty Trust Inc	723,647
38,263	Postal Realty Trust Inc	579,302
47,842	Realty Income Corp	2,906,402
72,312	Sabra Health Care REIT Inc	996,821
439,766	Secure Income REIT Plc	1,509,422
23,469	SmartCentres Real Estate Investment Trust	352,507
34,554	Spirit Realty Capital Inc	1,166,198
150,693	STAG Industrial Inc	4,594,630
2,734	Star Asia Investment Corp	1,140,158
33,947	Stockland	92,737
200,952	Stride Property Group	281,817
202,587	Summit Industrial Income REIT	1,953,526
381,625	True North Commercial Real Estate Investment Trust	1,636,498
203,382	Urban Logistics REIT PLC	373,968
185,420	VICI Properties Inc	4,333,265
1,161,625	Warehouse Reit PLC	1,663,781
13,005	Washington Real Estate Investment Trust	261,791
373,975	Waypoint REIT	730,901
65,936	WP Carey Inc	4,296,390
185,056	WPT Industrial Real Estate Investment Trust	2,350,211
	Total Equity Real Estate Investment Trust	107,347,387
	Gas Utilities – 3.6%
38,014	AltaGas Ltd	459,063
113,776	APA Group	845,774
253,073	Enagas SA	5,839,187
93,686	Italgas SpA	590,863
1,244,694	Snam SpA	6,401,172
	Total Gas Utilities	14,136,059
	Independent Power & Renewable Electricity Producers – 1.9%
52,833	Atlantica Sustainable Infrastructure PLC	1,511,552
692	Canadian Solar Infrastructure Fund Inc	790,980
88,345	Clearway Energy Inc	2,381,781

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Independent Power & Renewable Electricity Producers (continued)
214,069	TransAlta Renewables Inc	$2,689,628
	Total Independent Power & Renewable Electricity Producers	7,373,941
	Mortgage Real Estate Investment Trust – 1.1%
63,522	Blackstone Mortgage Trust Inc	1,395,578
34,317	Nexpoint Real Estate Finance Inc	503,774
153,626	Starwood Property Trust Inc	2,318,216
	Total Mortgage Real Estate Investment Trust	4,217,568
	Multi-Utilities – 2.9%
125,174	Canadian Utilities Ltd	2,985,638
70,223	National Grid PLC, Sponsored ADR	4,058,187
5,359	NorthWestern Corp	260,662
1,162,886	REN - Redes Energeticas Nacionais SGPS SA	3,233,583
340,696	Vector Ltd	968,715
	Total Multi-Utilities	11,506,785
	Oil, Gas & Consumable Fuels – 2.3%
89,226	Enbridge Inc	2,605,399
72,883	Enterprise Products Partners LP	1,150,823
87,374	Gibson Energy Inc	1,416,042
17,683	Pembina Pipeline Corp	375,293
42,519	TC Energy Corp	1,784,997
82,613	Williams Cos Inc, (2)	1,623,345
111,678	Z Energy Ltd	203,540
	Total Oil, Gas & Consumable Fuels	9,159,439
	Real Estate Management & Development – 4.1%
181,690	Amot Investments Ltd	830,324
149,469	Ascendas India Trust	151,240
135,829	Cibus Nordic Real Estate AB	2,479,901
14,346	CK Asset Holdings Ltd	70,492
834,559	Corp Inmobiliaria Vesta SAB de CV	1,253,829
99,461	DIC Asset AG	1,193,853
118,979	Dios Fastigheter AB	841,472
36,232	Kennedy-Wilson Holdings Inc	526,089
2,316,900	Land & Houses PCL	499,338
750,685	New World Development Co Ltd	3,664,626
2,376,428	Sino Land Co Ltd	2,782,097
305,554	Sirius Real Estate Ltd	286,747
127,403	Sun Hung Kai Properties Ltd	1,641,782
	Total Real Estate Management & Development	16,221,790
	Road & Rail – 0.9%
1,121,693	Aurizon Holdings Ltd	3,450,740

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 0.1%
341,386	Real Estate Credit Investments Ltd/Fund	$541,020
	Transportation Infrastructure – 0.1%
515,000	Jiangsu Expressway Co Ltd	519,892
	Water Utilities – 0.2%
11,551	Guangdong Investment Ltd	18,366
379,702	Inversiones Aguas Metropolitanas SA	275,053
58,342	United Utilities Group PLC	644,468
	Total Water Utilities	937,887
	Total Common Stocks (cost $223,600,244)	232,490,804

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 25.4%
	Diversified Financial Services – 0.2%
30,233	National Rural Utilities Cooperative Finance Corp	5.500%	A3	$822,640
	Electric Utilities – 4.5%
42,318	DTE Energy Co, (4)	4.375%	BBB-	1,058,162
56,966	Duke Energy Corp	5.750%	BBB	1,565,995
36,209	Entergy Arkansas LLC	4.875%	A	928,037
18,693	Entergy Texas Inc	5.375%	BBB-	497,608
56,095	Georgia Power Co	5.000%	BBB	1,470,250
93,896	Integrys Holding Inc, (4)	6.000%	BBB	2,558,666
66,848	NextEra Energy Capital Holdings Inc	5.250%	BBB	1,704,624
8,614	NextEra Energy Capital Holdings Inc	5.650%	BBB	236,282
80,900	Southern Co	5.250%	BBB	2,075,085
59,038	Southern Co	5.250%	BBB	1,537,349
95,129	Southern Co	4.950%	BBB	2,507,600
63,623	Southern Co	4.200%	BBB	1,593,756
	Total Electric Utilities			17,733,414
	Equity Real Estate Investment Trust – 13.1%
34,076	American Homes 4 Rent	6.500%	BB	862,804
63,448	American Homes 4 Rent	6.350%	BB	1,606,503
49,680	American Homes 4 Rent	5.875%	BB	1,304,597
73,821	American Homes 4 Rent	5.875%	BB	1,973,235
2,118	American Homes 4 Rent	6.250%	Ba1	58,245
67,235	Armada Hoffler Properties Inc	6.750%	N/R	1,647,257
7,026	Boston Properties Inc	5.250%	Baa2	176,915
62,114	City Office REIT Inc	6.625%	N/R	1,606,268
57,371	DiamondRock Hospitality Co	8.250%	N/R	1,491,646
63,441	Digital Realty Trust Inc	5.250%	Baa3	1,681,186

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (3)	Value
	Equity Real Estate Investment Trust (continued)
28,906	Digital Realty Trust Inc	6.625%	Baa3	$748,954
51,574	Digital Realty Trust Inc	5.850%	Baa3	1,420,864
59,684	Digital Realty Trust Inc	5.200%	Baa3	1,622,211
2,297	Federal Realty Investment Trust	5.000%	Baa1	61,720
102,784	Investors Real Estate Trust	6.625%	N/R	2,719,665
67,062	Kimco Realty Corp	5.250%	Baa2	1,766,413
12,428	Kimco Realty Corp	5.125%	Baa2	324,868
1,884	Mid-America Apartment Communities Inc	8.500%	BBB-	121,518
82,143	Monmouth Real Estate Investment Corp	6.125%	N/R	2,035,504
20,903	National Retail Properties Inc	5.200%	Baa2	536,789
35,331	National Storage Affiliates Trust	6.000%	N/R	935,918
27,651	Pebblebrook Hotel Trust	6.500%	N/R	635,143
46,133	Pebblebrook Hotel Trust	6.375%	N/R	1,037,531
57,839	Pebblebrook Hotel Trust	6.300%	N/R	1,313,524
87	PS Business Parks Inc	5.250%	BBB	2,326
63,829	PS Business Parks Inc	5.200%	Baa2	1,691,468
117,447	PS Business Parks Inc	4.875%	BBB	3,140,533
33	PS Business Parks Inc	5.200%	BBB	854
21,543	Public Storage	4.950%	A3	553,655
8,552	Public Storage	5.050%	A3	224,747
488	Public Storage	5.400%	A3	12,459
18,141	Public Storage	5.600%	A3	511,576
52,896	Public Storage	4.875%	A3	1,430,308
4,140	Public Storage	4.750%	A3	113,063
34,865	Public Storage	4.625%	A3	938,566
1,569	QTS Realty Trust Inc	7.125%	B-	42,520
71,954	Rexford Industrial Realty Inc	5.625%	BB+	1,928,367
22,519	Saul Centers Inc	6.125%	N/R	560,948
29,550	Saul Centers Inc	6.000%	N/R	735,795
26,764	SITE Centers Corp	6.375%	BB+	666,959
12,763	SL Green Realty Corp	6.500%	Ba1	320,607
14,487	STAG Industrial Inc	6.875%	BB+	373,620
10,251	Summit Hotel Properties Inc	6.450%	N/R	230,648
56,140	Summit Hotel Properties Inc	6.250%	N/R	1,251,922
12,143	Sunstone Hotel Investors Inc	6.950%	N/R	302,482
65,683	Sunstone Hotel Investors Inc	6.450%	N/R	1,592,813
53,269	UMH Properties Inc	6.750%	N/R	1,340,781
37,710	Urstadt Biddle Properties Inc	6.250%	N/R	925,781
36,770	Urstadt Biddle Properties Inc	5.875%	N/R	875,126
13,887	Vornado Realty Trust	5.700%	Baa3	352,313

Shares	Description (1)	Coupon	Ratings (3)	Value
	Equity Real Estate Investment Trust (continued)
141,830	Vornado Realty Trust	5.250%	Baa3	$3,596,809
	Total Equity Real Estate Investment Trust			51,406,324
	Gas Utilities – 0.8%
87,278	South Jersey Industries Inc	5.625%	BB+	2,260,500
35,736	Spire Inc	5.900%	BBB	974,878
	Total Gas Utilities			3,235,378
	Independent Power & Renewable Electricity Producers – 0.7%
38,977	Brookfield Renewable Partners LP	5.750%	BBB-	727,114
81,963	Brookfield Renewable Partners LP	5.250%	BBB-	2,156,447
	Total Independent Power & Renewable Electricity Producers			2,883,561
	Multi-Utilities – 4.5%
35,072	Algonquin Power & Utilities Corp	6.200%	BB+	976,755
82,143	Brookfield Infrastructure Partners LP	5.350%	BBB-	1,465,132
82,770	Brookfield Infrastructure Partners LP	5.125%	BBB-	2,131,327
53,435	CMS Energy Corp	5.875%	Baa2	1,437,936
153	CMS Energy Corp	5.625%	Baa2	4,033
115,413	Dominion Energy Inc	5.250%	BBB-	2,959,189
62,655	DTE Energy Co	5.375%	BBB-	1,591,437
39,505	DTE Energy Co	6.000%	BBB-	1,040,957
29,796	DTE Energy Co	5.250%	BBB-	786,018
57,610	NiSource Inc	6.500%	BBB-	1,589,460
130,405	Sempra Energy	5.750%	BBB-	3,483,118
	Total Multi-Utilities			17,465,362
	Oil, Gas & Consumable Fuels – 0.1%
14,441	NuStar Energy LP	7.625%	B2	231,923
	Real Estate Management & Development – 1.5%
88,242	Brookfield Property Partners LP	5.750%	BB+	1,576,885
75,886	Brookfield Property Partners LP	6.375%	BB+	1,504,819
77,571	Brookfield Property Partners LP	6.500%	BB+	1,564,607
45,226	Landmark Infrastructure Partners LP	7.900%	N/R	1,110,298
	Total Real Estate Management & Development			5,756,609
	Total $25 Par (or similar) Retail Preferred (cost $96,749,540)			99,535,211

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 21.2%
	Air Freight & Logistics – 0.5%
$2,125	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	$2,145,931

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Chemicals – 0.0%
$100	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	$90,500
	Commercial Services & Supplies – 0.9%
500	Adani Ports & Special Economic Zone Ltd, 144A	4.200%	8/04/27	BBB-	501,679
775	Atento Luxco 1 SA, 144A	6.125%	8/10/22	Ba3	747,883
500	Clean Harbors Inc, 144A	5.125%	7/15/29	BB+	542,435
700	GFL Environmental Inc, 144A	4.250%	6/01/25	BB-	707,000
584	GFL Environmental Inc, 144A	7.000%	6/01/26	B-	615,653
100	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	104,000
350	Stericycle Inc, 144A, (6)	5.375%	7/15/24	BB	363,457
3,509	Total Commercial Services & Supplies				3,582,107
	Communications Equipment – 0.4%
745	ViaSat Inc, 144A	5.625%	9/15/25	BB-	730,100
675	ViaSat Inc, 144A	6.500%	7/15/28	BB-	675,979
1,420	Total Communications Equipment				1,406,079
	Construction & Engineering – 0.6%
600	GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	587,992
300	GMR Hyderabad International Airport Ltd, 144A	4.250%	10/27/27	BB+	264,151
600	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B2	613,500
299	International Airport Finance SA, 144A	12.000%	3/15/33	B-	262,640
450	Pike Corp, 144A	5.500%	9/01/28	B3	452,786
2,249	Total Construction & Engineering				2,181,069
	Consumer Discretionary – 0.2%
625	Lamar Media Corp, 144A	3.750%	2/15/28	BB-	621,875
	Diversified Financial Services – 0.6%
380	Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	416,290
650	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	668,759
6,505 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	1,294,421
7,535	Total Diversified Financial Services				2,379,470
	Diversified Telecommunication Services – 1.3%
600	Altice France SA/France, 144A	5.500%	1/15/28	B	607,500
460	Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	472,650
850	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	863,022
650	QualityTech LP / QTS Finance Corp, 144A	3.875%	10/01/28	BB	651,872
750	Switch Ltd, 144A	3.750%	9/15/28	BB	757,500
750	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	738,169
1,075	Zayo Group Holdings Inc, 144A	6.125%	3/01/28	CCC+	1,107,905
5,135	Total Diversified Telecommunication Services				5,198,618

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Electric Utilities – 2.4%
$290	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	$327,372
700	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	750,015
398	Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB-	396,090
1,800,000 COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	485,815
855	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	857,146
600	Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba3	541,475
200	Listrindo Capital BV, 144A	4.950%	9/14/26	BB+	205,500
657	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	756,822
675	Pacific Gas and Electric Co	3.300%	8/01/40	BBB-	616,502
1,650	Pacific Gas and Electric Co	3.500%	8/01/50	BBB-	1,486,409
395	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB-	409,812
575	Talen Energy Supply LLC	6.500%	6/01/25	B	375,909
500	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	500,000
950	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	1,009,375
640	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB+	675,328
1,809,085	Total Electric Utilities				9,393,570
	Energy Equipment & Services – 0.2%
325	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	306,312
675	Boardwalk Pipelines LP	3.400%	2/15/31	BBB-	661,135
1,000	Total Energy Equipment & Services				967,447
	Equity Real Estate Investment Trust – 2.9%
200	Cibanco SA Ibm / PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	209,300
1,125	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB-	1,171,159
425	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	426,063
500	Host Hotels & Resorts LP	3.500%	9/15/30	BBB-	479,532
485	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	505,006
300	Iron Mountain Inc, 144A	4.500%	2/15/31	BB-	301,655
1,020	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	1,061,279
1,200	Retail Properties of America Inc	4.750%	9/15/30	BBB-	1,201,457
990	Sabra Health Care LP	5.125%	8/15/26	BBB-	1,070,271
1,625	SBA Communications Corp, 144A	3.875%	2/15/27	BB-	1,649,375
1,260	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	1,237,002
500	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	529,852
875	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	893,756

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Equity Real Estate Investment Trust (continued)
$825	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	$812,625
11,330	Total Equity Real Estate Investment Trust				11,548,332
	Gas Utilities – 0.9%
740	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B-	734,450
1,650	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB-	1,631,454
1,060	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB-	1,085,175
3,450	Total Gas Utilities				3,451,079
	Health Care Providers & Services – 0.8%
600	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	586,500
450	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	467,167
1,000	Encompass Health Corp	4.750%	2/01/30	B+	1,014,540
250	HCA Inc	3.500%	9/01/30	Ba2	254,553
175	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB-	188,563
675	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	657,281
3,150	Total Health Care Providers & Services				3,168,604
	Hotels, Restaurants & Leisure – 1.0%
200	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	205,500
450	Hilton Domestic Operating Co Inc, 144A	5.375%	5/01/25	BB	467,451
450	Hilton Domestic Operating Co Inc, 144A	5.750%	5/01/28	BB	475,875
1,900	Marriott International Inc/MD	4.625%	6/15/30	BBB-	2,033,187
350	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	357,000
555	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	565,406
3,905	Total Hotels, Restaurants & Leisure				4,104,419
	Household Durables – 0.3%
1,100	Mattamy Group Corp, 144A	4.625%	3/01/30	BB	1,113,860
	Independent Power & Renewable Electricity Producers – 0.6%
500	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba2	509,760
500	Calpine Corp, 144A	5.250%	6/01/26	BB+	520,035
300	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	311,250
600	NRG Energy Inc	6.625%	1/15/27	BB+	634,500
525	NRG Energy Inc, 144A	5.250%	6/15/29	BB+	570,937
2,425	Total Independent Power & Renewable Electricity Producers				2,546,482
	Internet Software & Services – 0.4%
1,700	Cablevision Lightpath LLC, 144A	5.625%	9/15/28	B	1,727,370

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	IT Services – 0.1%
$200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	$200,000
	Media – 0.6%
475	Altice Financing SA, 144A	5.000%	1/15/28	B	461,344
1,775	CSC Holdings LLC, 144A	4.625%	12/01/30	B	1,783,396
2,250	Total Media				2,244,740
	Mortgage Real Estate Investment Trust – 0.4%
1,425	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	4.250%	2/01/27	BB+	1,232,625
250	Starwood Property Trust Inc	4.750%	3/15/25	Ba3	239,375
1,675	Total Mortgage Real Estate Investment Trust				1,472,000
	Oil, Gas & Consumable Fuels – 4.0%
665	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	594,025
400	EnLink Midstream Partners LP	4.850%	7/15/26	BB+	346,044
2,160	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	1,922,400
1,820	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	1,917,825
250	EQM Midstream Partners LP, 144A	6.000%	7/01/25	BB	257,812
450	EQM Midstream Partners LP	5.500%	7/15/28	BB	453,172
305	Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	259,961
940	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	957,982
925	Leviathan Bond Ltd, Reg S, 144A	6.750%	6/30/30	BB	956,158
1,050	M/I Homes Inc	4.950%	2/01/28	BB-	1,081,500
325	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	B+	201,523
225	NuStar Logistics LP	6.375%	10/01/30	Ba3	233,438
200	Oleoducto Central SA, 144A	4.000%	7/14/27	BBB-	207,700
625	ONEOK Inc	6.350%	1/15/31	BBB	727,061
640	Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB-	566,400
900	Peru LNG Srl, 144A	5.375%	3/22/30	BB-	689,346
500	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	484,415
150	Rattler Midstream LP, 144A	5.625%	7/15/25	BBB-	151,125
1,575	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	1,610,437
640	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	662,400
400	Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	CCC+	322,004
500	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	495,810
500	Western Midstream Operating LP	5.050%	2/01/30	BB+	487,457
16,145	Total Oil, Gas & Consumable Fuels				15,585,995

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Real Estate Management & Development – 0.4%
$1,660	Hunt Cos Inc, 144A	6.250%	2/15/26	BB-	$1,593,600
	Road & Rail – 0.3%
500	Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	523,130
500	Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	520,100
1,000	Total Road & Rail				1,043,230
	Trading Companies & Distributors – 0.3%
890	Fortress Transportation and Infrastructure Investors LLC, 144A	6.500%	10/01/25	Ba3	874,425
125	United Rentals North America Inc	3.875%	2/15/31	BB-	126,875
1,015	Total Trading Companies & Distributors				1,001,300
	Transportation Infrastructure – 0.7%
622	Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB-	691,467
1,025	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	953,250
448	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	409,490
600	DP World PLC, 144A	5.625%	9/25/48	Baa3	684,000
4,200 MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	195,284
6,895	Total Transportation Infrastructure				2,933,491
	Wireless Telecommunication Services – 0.4%
150	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	159,474
865	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	936,103
345	T-Mobile USA Inc, 144A, (2)	4.375%	4/15/40	BBB-	404,399
1,360	Total Wireless Telecommunication Services				1,499,976
$1,892,043	Total Corporate Bonds (cost $83,818,769)				83,201,144

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 19.3%
	Diversified Financial Services – 0.6%
$735	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$794,352
1,650	Transcanada Trust	5.625%	5/20/75	BBB	1,678,875
2,385	Total Diversified Financial Services				2,473,227
	Electric Utilities – 6.9%
1,780	AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	1,828,996
995	ComEd Financing III	6.350%	3/15/33	Baa2	1,168,517
2,600	Duke Energy Corp	4.875%		BBB	2,750,293
1,000 GBP	Electricite de France SA, Reg S	5.875%		BBB	1,382,287
4,363	Emera Inc	6.750%	6/15/76	BB+	4,842,930
2,210	Enel SpA, 144A	8.750%	9/24/73	BBB	2,579,468

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Electric Utilities (continued)
$1,859	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.068% spread), (7)	2.293%	10/01/66	BBB	$1,523,915
3,503	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (7)	2.375%	6/15/67	BBB	2,943,340
1,775	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	1,903,388
2,440	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	2,764,938
535	PPL Capital Funding Inc, (3-Month LIBOR reference rate + 2.665% spread), (7)	2.885%	3/30/67	BBB	421,312
2,035	Southern Co	4.000%	1/15/51	BBB	2,040,644
910	SSE PLC, Reg S	4.750%	9/16/77	BBB-	935,025
26,005	Total Electric Utilities				27,085,053
	Equity Real Estate Investment Trust – 0.2%
44	alstria office REIT-AG	0.000%		N/R	605,337
	Independent Power & Renewable Electricity Producers – 0.6%
1,000	AES Gener SA, 144A	7.125%	3/26/79	BB	1,021,810
1,105	AES Gener SA, 144A	6.350%	10/07/79	BB	1,114,669
2,105	Total Independent Power & Renewable Electricity Producers				2,136,479
	Marine – 0.3%
1,205	Royal Capital BV, Reg S	4.875%		N/R	1,203,494
	Multi-Utilities – 3.9%
2,650	CenterPoint Energy Inc	6.125%	N/A	BBB-	2,693,523
1,570	CMS Energy Corp	4.750%	6/01/50	Baa2	1,662,884
1,275	Dominion Energy Inc	4.650%		BBB-	1,292,060
1,410	Dominion Energy Inc	5.750%	10/01/54	BBB-	1,494,351
895	NiSource Inc	5.650%	N/A	BBB-	888,288
2,612	RWE AG, Reg S	6.625%	7/30/75	BB+	2,991,406
3,125	Sempra Energy	4.875%	N/A	BBB-	3,210,938
1,047	WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (7)	2.393%	5/15/67	BBB	849,705
14,584	Total Multi-Utilities				15,083,155
	Oil, Gas & Consumable Fuels – 5.6%
3,785	Enbridge Inc	6.000%	1/15/77	BBB-	3,803,925
4,560	Enbridge Inc	5.500%	7/15/77	BBB-	4,321,025
1,605	Enbridge Inc	6.250%	3/01/78	BBB-	1,629,075
1,585	Enbridge Inc	5.750%	7/15/80	BBB-	1,640,161
2,419	Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	3.269%	11/01/66	Ba1	1,239,254
2,745	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	2,616,726
1,450 CAD	Inter Pipeline Ltd	6.625%	11/19/79	BB	1,050,843
1,900	Plains All American Pipeline LP	6.125%		BB	1,205,360

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Oil, Gas & Consumable Fuels (continued)
$2,938	Transcanada Trust	5.875%	8/15/76	BBB	$3,128,970
1,344	Transcanada Trust	5.500%	9/15/79	BBB	1,402,666
24,331	Total Oil, Gas & Consumable Fuels				22,038,005
	Real Estate Management & Development – 0.9%
2,500	AT Securities BV, Reg S	5.250%		BBB-	2,500,000
1,750 SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%		N/R	1,170,987
4,250	Total Real Estate Management & Development				3,670,987
	Road & Rail – 0.3%
1,134	BNSF Funding Trust I	6.613%	12/15/55	A-	1,293,698
$76,043	Total $1,000 Par (or similar) Institutional Preferred (cost $75,073,751)				75,589,435

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 10.1%
	Commercial Services & Supplies – 0.3%
23,930	GFL Environmental Inc	6.000%	N/R	$1,275,708
	Electric Utilities – 5.7%
62,276	American Electric Power Co Inc	6.125%	BBB	3,021,009
55,582	American Electric Power Co Inc	6.125%	BBB	2,724,630
73,205	NextEra Energy Inc	4.872%	A-	3,964,783
101,143	NextEra Energy Inc	5.279%	BBB	4,721,355
52,179	NextEra Energy Inc	6.219%	BBB	2,491,547
21,377	PG&E Corp	5.500%	N/R	2,096,870
68,897	Southern Co	6.750%	BBB	3,206,466
	Total Electric Utilities			22,226,660
	Equity Real Estate Investment Trust – 1.1%
8,691	Equity Commonwealth	6.500%	N/R	252,474
9,780	Lexington Realty Trust	6.500%	N/R	571,641
20,742	QTS Realty Trust Inc	6.500%	B-	2,933,748
15,731	RPT Realty	7.250%	N/R	629,240
	Total Equity Real Estate Investment Trust			4,387,103
	Gas Utilities – 0.0%
2,792	South Jersey Industries Inc	7.250%	N/R	93,169
	Multi-Utilities – 2.9%
44,505	CenterPoint Energy Inc	7.000%	N/R	1,621,762
39,408	Dominion Energy Inc	7.250%	BBB-	4,010,158
81,177	DTE Energy Co	6.250%	BBB-	3,665,953
16,495	Sempra Energy	6.000%	N/R	1,623,933

Shares	Description (1)	Coupon	Ratings (3)	Value
	Multi-Utilities (continued)
3,642	Sempra Energy	6.750%	N/R	$356,953
	Total Multi-Utilities			11,278,759
	Water Utilities – 0.1%
8,516	Essential Utilities Inc	6.000%	N/R	455,606
	Total Convertible Preferred Securities (cost $39,844,423)			39,717,005

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (3)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 2.0%
	Health Care Providers & Services – 0.3%
$1,248	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B	3.897%		N/A%	11/16/25	B1	$1,215,009
	Oil, Gas & Consumable Fuels – 0.5%
597	Buckeye Partners, L.P., 2019 Term Loan B	2.897%		N/A%	11/01/26	BBB-	587,051
1,428	Delek US Holdings, Inc., Initial Loan	2.397%		N/A%	3/31/25	BB+	1,355,965
2,025	Total Oil, Gas & Consumable Fuels						1,943,016
	Real Estate Management & Development – 0.4%
1,948	GGP, Term Loan B	2.647%		N/A%	8/27/25	BB+	1,590,766
	Road & Rail – 0.8%
2,289	Genesee & Wyoming Inc., Term Loan, First Lien	2.220%		N/A%	12/30/26	BB+	2,257,033
595	Kenan Advantage Group Inc, Term Loan	4.000%		N/A%	7/31/22	B-	573,756
141	Kenan Advantage Group Inc, Term Loan B	4.000%		N/A%	7/31/22	B-	136,439
3,025	Total Road & Rail						2,967,228
$8,246	Total Variable Rate Senior Loan Interests (cost $8,171,054)						7,716,019

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 0.8%
	Oil, Gas & Consumable Fuels – 0.6%
$3,195	Cheniere Energy Inc	4.250%	3/15/45	N/R	$2,285,268
	Real Estate Management & Development – 0.2%
970	Tricon Residential Inc, 144A	5.750%	3/31/22	N/R	989,303
$4,165	Total Convertible Bonds (cost $3,233,628)				3,274,571

Principal Amount	Description (1)	Interest Rate	Maturity	Value
	Whole Loans – 0.8% (0.5% of Total Investments)
	Diversified Financial Services – 0.8%
$4,383	NCH Corp, (10), (11)	11.925%	8/01/49	$1,190,513

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount	Description (1)	Interest Rate	Maturity	Value
	Diversified Financial Services (continued)
$13,956	NCH Corp, (10), (11)	11.925%	8/01/49	$1,785,487
$18,339	Total Whole Loans (cost $18,973,413)			2,976,000

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.6%
404,922	Greencoat UK Wind PLC/Funds	$699,901
479,505	Sequoia Economic Infrastructure Income Fund Ltd	645,953
848,819	Starwood European Real Estate Finance Ltd	933,173
	Total Investment Companies (cost $2,375,200)	2,279,027

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES – 0.3%
$210	20 TSQ GROUNDCO LLC Trust 2018-20TS B, 144A	3.203%	5/15/35	Aa3	$208,292
130	COMM 2013-CCRE10 Mortgage Trust, 144A	4.949%	8/10/46	A2	130,019
200	Credit Suisse Mortgage Capital Certificates 2019-ICE4, 144A, (1-Month LIBOR reference rate + 2.150% spread)	2.302%	5/15/36	Ba3	197,240
310	Natixis Commercial Mortgage Securities Trust 2019-MILE D, 144A, (1-Month LIBOR reference rate + 2.750% spread)	2.902%	7/15/36	N/R	295,552
525	Natixis Commercial Mortgage Securities Trust 2019-MILE F, 144A, (1-Month LIBOR reference rate + 4.250% spread)	4.402%	7/15/36	N/R	483,556
$1,375	Total Asset-Backed Securities (cost $1,349,839)				1,314,659
	FUTURES CONTRACTS – 0.3%
	Equity Real Estate Investment Trust – 0.3%
56,653	Essential Properties Realty Trust Inc		$1,037,883

Shares	Description (1)		Value
	COMMON STOCK RIGHTS – 0.0%
	Equity Real Estate Investment Trust – 0.0%
480	Urban Logistics REIT PLC		$20
	Total Common Stock Rights (cost $-)		20
	FORWARDS – (0.6)%
	Unknown Industry – (0.6)%
3,099,901	RECEIVE SGD [3099900.79] PAY USD [-2265633.07] on @ 0.730873	$(2,270,918)
	Total Long-Term Investments (cost $553,189,861)		546,860,860

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.9%
	REPURCHASE AGREEMENTS – 3.9%
$3,810	Repurchase Agreement with Fixed Income Clearing Corporation, dated	0.000%		$3,809,652
11,625	Repurchase Agreement with Fixed Income Clearing Corporation, dated	0.000%		11,625,517
	Total Short-Term Investments (cost $15,435,169)			15,435,169
	Total Investments (cost $568,625,030) – 143.3%			562,296,029
	Borrowings – 40.9% (12), (13)			160,485,000
	Other Assets Less Liabilities – (84.2)% (14)			(330,339,386)
	Net Assets – 100%			$392,441,643
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$120,737,437	$111,753,367	$ —	$232,490,804
$25 Par (or similar) Retail Preferred	95,918,383	3,616,828	—	99,535,211
Corporate Bonds	5,460,518	77,740,626	—	83,201,144
$1,000 Par (or similar) Institutional Preferred	605,337	74,984,098	—	75,589,435
Convertible Preferred Securities	39,717,005	—	—	39,717,005
Variable Rate Senior Loan Interests	—	7,716,019	—	7,716,019
Convertible Bonds	—	3,274,571	—	3,274,571
Whole Loans	2,976,000	—	—	2,976,000
Investment Companies	2,279,027	—	—	2,279,027
Asset-Backed Securities	—	1,314,659	—	1,314,659
Futures Contracts	1,037,883	—	—	1,037,883
Common Stock Rights	—	20	—	20
Forwards	(2,270,918)	—	—	(2,270,918)
Short-Term Investments:
Repurchase Agreements	—	15,435,169	—	15,435,169
Investments in Derivatives:
Futures Contracts	(74,704)	—	—	(13,148,343)
Interest Rate Swaps	—	(12,536,916)	—	(12,536,916)
Total	$253,312,329	$283,298,441	$ —	$536,610,770

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $152,168,432 have been pledged as collateral for reverse repurchase agreements.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(10)	Loan is currently default with regards to scheduled interest and/or principal payments.
(11)	Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is (28.6)%.
(13)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate
MXN	Mexican Peso
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar